Shareholder Report, Average Annual Return (Details)	12 Months Ended	39 Months Ended	49 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000126648 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bridge Builder Core Bond Fund
Average Annual Return, Percent	4.04%			0.53%	2.07%
C000152649 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bridge Builder Large Cap Growth Fund
Average Annual Return, Percent	10.45%			8.37%	14.84%
C000152650 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bridge Builder Large Cap Value Fund
Average Annual Return, Percent	18.56%			10.43%	12.37%
C000152651 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bridge Builder Small/Mid Cap Growth Fund
Average Annual Return, Percent	20.58%			4.45%	12.03%
C000152652 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bridge Builder Small/Mid Cap Value Fund
Average Annual Return, Percent	26.03%			9.36%	10.88%
C000157146 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bridge Builder International Equity Fund
Average Annual Return, Percent	14.62%			7.04%	9.35%
C000157147 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bridge Builder Core Plus Bond Fund
Average Annual Return, Percent	4.76%			0.94%	2.51%
C000159840 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bridge Builder Municipal Bond Fund
Average Annual Return, Percent	6.32%			1.51%	2.30%
C000235966 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bridge Builder Tax Managed Large Cap Fund
Average Annual Return, Percent	16.37%		16.20%
C000235967 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bridge Builder Tax Managed Small/Mid Cap Fund
Average Annual Return, Percent	24.63%		11.86%
C000235968 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bridge Builder Tax Managed International Equity Fund
Average Annual Return, Percent	18.90%		12.47%
C000241161 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bridge Builder Municipal High-Income Bond Fund
Average Annual Return, Percent	9.32%	5.46%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%			0.08%	1.54%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	22.81%		17.26%	12.30%	15.06%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	20.23%		14.12%	9.05%	9.66%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	7.03%	3.10%		1.05%	2.15%
Bloomberg Municipal 1 15 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 1‑15 Year Index
Average Annual Return, Percent	5.49%			1.33%	2.07%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%		17.63%
Russell 2500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500® Index
Average Annual Return, Percent	36.72%		14.18%
Bloomberg Municipal 65 High Grade 35 High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 65% High-Grade/35% High Yield Index
Average Annual Return, Percent	7.03%	3.91%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Average Annual Return, Percent	17.71%			13.71%	18.58%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Average Annual Return, Percent	27.09%			11.17%	11.52%
Russell 2500 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500® Growth Index
Average Annual Return, Percent	32.94%			4.98%	12.56%
Russell 2500 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500® Value Index
Average Annual Return, Percent	38.54%			10.28%	11.28%